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    SUPPLEMENT TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION

                              CREDIT SUISSE TRUST
                     GLOBAL POST-VENTURE CAPITAL PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus and Statement of Additional Information.

Effective immediately, the minimum portion of the portfolio's total assets that will normally be invested in securities of foreign issuers has been reduced from 35% to 30%.

Dated: February 28, 2003                                           TRGPV-16-0203
                                                                        2003-005